Earnings per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per Share

9	Earnings per Share
Basic earnings per share (EPS) is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
The following table reflects the income and share data used in the basic and diluted EPS calculations:

	Years ended December 31,
(in millions)	2022	2021	2020
Profit attributable to ordinary equity holders of the parent for basic earnings	€9,434.4	€10,292.5	€15.2

Weighted average number of ordinary shares outstanding for basic EPS	243.3	244.0	235.4
Effects of dilution from share options	6.5	15.7	13.1

Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	249.8	259.7	248.5

Earnings per share
Basic profit for the period per share	€38.78	€42.18	€0.06
Diluted profit for the period per share	€37.77	€39.63	€0.06